Retirement Plans - Contributions to Multiemployer Pension Plans (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Oct. 01, 2016	Sep. 26, 2015	Jan. 02, 2016	Dec. 27, 2014	Dec. 28, 2013
Multiemployer Plans [Line Items]
USF Contributions	$ 24,000	$ 25,000	$ 33,630	$ 32,044	$ 30,858
Central States, Southeast and Southwest Areas Pension Fund [Member]
Multiemployer Plans [Line Items]
USF Contributions			4,115	$ 3,930	$ 3,908
USF Contributions Exceed 5% of Total Plan contribution				false	false
Western Conference of Teamsters Pension Trust Fund [Member]
Multiemployer Plans [Line Items]
USF Contributions			10,227	$ 9,761	$ 9,249
USF Contributions Exceed 5% of Total Plan contribution				false	false
Minneapolis Food Distributing Industry Pension Plan [Member]
Multiemployer Plans [Line Items]
USF Contributions			5,200	$ 5,026	$ 4,565
USF Contributions Exceed 5% of Total Plan contribution				true	true
Teamster Pension Trust Fund of Philadelphia and Vicinity [Member]
Multiemployer Plans [Line Items]
USF Contributions			3,461	$ 3,163	$ 2,939
USF Contributions Exceed 5% of Total Plan contribution				false	false
Truck Drivers & Helpers Local 355 Pension Fund [Member]
Multiemployer Plans [Line Items]
USF Contributions			1,321	$ 1,373	$ 1,428
USF Contributions Exceed 5% of Total Plan contribution				true	true
Local 703 I.B. of T. Grocery and Food Employees Pension Plan [Member]
Multiemployer Plans [Line Items]
USF Contributions			1,366	$ 1,282	$ 1,036
USF Contributions Exceed 5% of Total Plan contribution				true	true
United Teamsters Trust Fund A [Member]
Multiemployer Plans [Line Items]
USF Contributions			1,554	$ 1,537	$ 1,816
USF Contributions Exceed 5% of Total Plan contribution				true	true
Warehouse Employees Local 169 and Employers Joint Pension Fund [Member]
Multiemployer Plans [Line Items]
USF Contributions			897	$ 907	$ 981
USF Contributions Exceed 5% of Total Plan contribution				true	true
Warehouse Employees Local No. 570 Pension Fund [Member]
Multiemployer Plans [Line Items]
USF Contributions			908	$ 863	$ 929
USF Contributions Exceed 5% of Total Plan contribution				true	true
Local 705 I.B. of T. Pension Trust Fund [Member]
Multiemployer Plans [Line Items]
USF Contributions			2,729	$ 2,479	$ 2,189
USF Contributions Exceed 5% of Total Plan contribution				false	false
Other Funds [Member]
Multiemployer Plans [Line Items]
USF Contributions			$ 1,852	$ 1,723	$ 1,818
USF Contributions Exceed 5% of Total Plan contribution				false	false